Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Banks (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents, Demand deposits	₩ 2,365,022	₩ 2,602,560	₩ 1,558,696	₩ 751,662
Deposits in banks, Time deposits	4,318	685,238
Deposits in banks, Restricted cash	74,082	72,840
Deposits in banks	78,400	758,078
Non-current assets
Deposits in banks, Restricted cash	11	11
Cash and cash equivalents and deposits in banks	₩ 2,443,433	₩ 3,360,649